Note 12 - Goodwill	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Goodwill Disclosure [Text Block]

12.      Goodwill

			Asia
	Americas	EMEA	Pacific	IM	Consolidated
December 31, 2021	$359,945	259,764	92,018	379,321	$1,091,048
Goodwill acquired during the year	35,221	135,061	30,829	735,011	936,122
Goodwill disposed during the year	-	(7,052)	-	-	(7,052)
Other items	-	2,410	-	(2,410)	-
Foreign exchange	(71)	(21,118)	(8,486)	(1,904)	(31,579)
December 31, 2022	395,095	369,065	114,361	1,110,018	1,988,539
Goodwill acquired during the year	22,168	-	12,201	-	34,369
Goodwill disposed during the year	(629)	-	-	-	(629)
Other items	(144)	(683)	-	-	(827)
Foreign exchange	643	14,234	400	1,511	16,788
December 31, 2023	417,133	382,616	126,962	1,111,529	2,038,240
Goodwill	443,404	385,928	126,962	1,111,529	2,067,823
Accumulated impairment loss	(26,271)	(3,312)	-	-	(29,583)
	$417,133	$382,616	$126,962	$1,111,529	$2,038,240

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. No goodwill impairments were recorded in 2023 or 2022. The accumulated impairment loss reflects a goodwill impairment incurred in 2009.